UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2020 to December 31, 2020

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Date of Report (Date of earliest event reported):

June 23, 2020

WESTGATE RESORTS, LTD.
(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	0001657217
(Central Index Key Number of securitizer)

Heidi Boyles, Esq. (407) 425-6559

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

___________

1 Westgate Resorts, LTD, as securitizer, is filing this Form ABS-15G in respect of issuances of asset-backed securities by the following affiliated issuer (under Rule 144A of the Securities Act of 1933, as amended from time to time): Westgate Resorts 2020-1 LLC.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit A hereto is the Report of Independent Accountants on Applying Agreed-Upon Procedures, dated June 23, 2020, with respect to certain agreed-upon procedures performed by Ernst & Young LLP

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Westgate Resorts, Ltd., by and through Westgate Resorts, Inc., it sole general partner

By:	/s/ David A. Siegel
Name:	David A. Siegel
Title:	President

June 23, 2020

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Westgate Resorts LTD.

Exhibit Index to Current Report on Form ABS-15G

Dated June 23, 2020

Exhibit Number

(A)	Report of Independent Accountants Applying Agreed Upon Procedures, dated June 23, 2020

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EXHIBIT A

Westgate Resorts 2020-1 LLC

Timeshare Collateralized Notes, Series 2020-1

Sample Timeshare Loan Agreed-Upon Procedures

Report To:

Westgate Resorts, Ltd.

Westgate Funding 2020-1 LLC

23 June 2020

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Westgate Resorts, Ltd.

Westgate Funding 2020-1 LLC

5601 Windhover Drive

Orlando, Florida 32819

Re:	Westgate Resorts 2020-1 LLC (the “Issuer”)
Timeshare Collateralized Notes, Series 2020-1 (the “Notes”) Sample Timeshare Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Westgate Resorts, Ltd. (the “Servicer”), Westgate Funding 2020-1 LLC (the “Depositor”), Amherst Pierpont Securities LLC (“Amherst Pierpont” or the “Sole Structuring Agent”) and Capital One Securities, Inc. (“Capital One Securities,” together with the Servicer, Depositor and Sole Structuring Agent, the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information relating to a pool of mortgage loans used to purchase deeded timeshare intervals (the “Timeshare Loans”) relating to the Issuer’s securitization transaction. This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

Page 2 of 4

For the purpose of the procedures described in this report, the Sole Structuring Agent, on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.

Labeled “2020-1 EY Tie Out v2.xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that the Sole Structuring Agent, on behalf of the Depositor, indicated contains information relating to certain:

(a)	Mortgage loans (the “Preliminary Timeshare Loans”) and

(b)

Additional mortgage loans that the Issuer will acquire (the “Preliminary Targeted Subsequent Timeshare Loans,” together with the Preliminary Timeshare Loans, the “Preliminary Pro Forma Timeshare Loans”)

as of 29 February 2020 (the “Preliminary Cut-off Date”) that are expected to be representative of the Timeshare Loans and

ii.

Labeled “Westgate 2020-1 Updated Data Tape EY.xlsx” and the corresponding record layout and decode information, as applicable (the “Updated Preliminary Base Data File,” together with the Preliminary Data File, the “Provided Data Files”), that the Sole Structuring Agent, on behalf of the Depositor, indicated contains information relating to certain:

(a)	Mortgage loans (the “Updated Preliminary Timeshare Loans”) and

(b)

Additional mortgage loans that the Issuer will acquire (the “Updated Preliminary Targeted Subsequent Timeshare Loans,” together with the Updated Preliminary Timeshare Loans, the “Updated Preliminary Pro Forma Timeshare Loans”)

as of 31 May 2020 (the “Updated Preliminary Cut-off Date”) that are expected to be representative of the Timeshare Loans and

b.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Servicer, on behalf of the Depositor, provided us with:

a.

A schedule and the corresponding record layout and decode information, as applicable (the “Resort Mapping File”), that the Servicer, on behalf of the Depositor, indicated contains information relating to the resort name corresponding to each Updated Preliminary Pro Forma Timeshare Loan,

b.	Imaged copies of:

i.	The note and corresponding mortgage modification agreement (collectively and as applicable, the “Note”),

ii.	The truth in lending disclosure or closing disclosure (collectively and as applicable, the “Closing Document”),

iii.	Certain printed system screen shots and payment histories from the Servicer’s servicing system (the “System Screen Shots”) and

iv.	Certain borrower credit reports (each, a “FICO Report” and collectively, the “FICO Reports,” together with the Note, Closing Document and System Screen Shots, the “Source Documents”)

that the Servicer, on behalf of the Depositor, indicated relate to each Sample Timeshare Loan (as defined in Attachment A),

Page 3 of 4

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Updated Preliminary Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Resort Mapping File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Resort Mapping File, Source Documents or any other information provided to us by the Sole Structuring Agent or Servicer, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Preliminary Pro Forma Timeshare Loans, Updated Preliminary Pro Forma Timeshare Loans or Timeshare Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sole Structuring Agent or Servicer, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Timeshare Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Timeshare Loans,

iii.	Whether the originator(s) of the Timeshare Loans complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Timeshare Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

Page 4 of 4

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

23 June 2020

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.

As instructed by the Servicer, on behalf of the Depositor, we randomly selected a sample of 150 Preliminary Pro Forma Timeshare Loans from the Preliminary Data File (the “Initial Sample Timeshare Loans”). For the purpose of this procedure, the Servicer, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Initial Sample Timeshare Loans or the methodology they instructed us to use to select the Initial Sample Timeshare Loans from the Preliminary Data File.

For the purpose of the procedures described in this report, the 150 Initial Sample Timeshare Loans are referred to as Sample Timeshare Loan Numbers 1 through 150.

2.

For each mortgage loan on the Preliminary Data File and Updated Preliminary Base Data File, we compared the loan number (the “Loan Number”), as shown on the Preliminary Data File, to the corresponding Loan Number, as shown on the Updated Preliminary Base Data File, and noted that:

	a.	7,302 of the Updated Preliminary Pro Forma Timeshare Loans included on the Updated Preliminary Base Data File were not included on the Preliminary Data File,

b.

10,895 of the Preliminary Pro Forma Timeshare Loans included on the Preliminary Data File were not included on the Updated Preliminary Base Data File (the “Removed Preliminary Pro Forma Timeshare Loans”) and

	c.	55 of the Removed Preliminary Pro Forma Timeshare Loans were Initial Sample Timeshare Loans (the “Removed Initial Sample Timeshare Loans”).

The Removed Initial Sample Timeshare Loans are Sample Timeshare Loan Numbers 4, 7, 9, 10, 18, 21, 30, 32, 33, 38, 44, 47, 56, 61, 63, 67, 69, 79, 87, 95, 96, 97, 100, 102, 111, 115, 118, 119, 120, 121, 123, 124, 125, 127, 129, 130, 131, 132, 133, 134, 135, 136, 137, 138, 139, 141, 142, 143, 144, 145, 146, 147, 148, 149 and 150. The Servicer, on behalf of the Depositor, instructed us not to perform any procedures on the Removed Initial Sample Timeshare Loans.

3.

As instructed by the Servicer, on behalf of the Depositor, we appended the information for each Updated Preliminary Pro Forma Timeshare Loan on the Updated Preliminary Base Data File with the corresponding resort name information, which we determined using the information on the Resort Mapping File. The Updated Preliminary Base Data File, as adjusted, is hereinafter referred to as the “Updated Preliminary Data File.”

Attachment A Page 2 of 2

4.

As instructed by the Servicer, on behalf of the Depositor, we randomly selected a sample of 55 Updated Preliminary Pro Forma Timeshare Loans from the Updated Preliminary Data File that were not Initial Sample Timeshare Loans (the “Additional Sample Timeshare Loans”). For the purpose of this procedure, the Servicer, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Additional Sample Timeshare Loans or the methodology they instructed us to use to select the Additional Sample Timeshare Loans from the Updated Preliminary Data File.

For the purposes of the procedures described in this report, the 55 Additional Sample Timeshare Loans are referred to as Sample Timeshare Loan Numbers 151 through 205.

The Initial Sample Timeshare Loans (except for the Removed Initial Sample Timeshare Loans), together with the Additional Sample Timeshare Loans, are hereinafter referred to as the “Sample Timeshare Loans.”

5.

For each Sample Timeshare Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Updated Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Servicer, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Updated Preliminary Data File Field Name	Source Document(s)	Note

Loan Number	ACCOUNT	Note	I.
State	ST	Note or System Screen Shots	ii.
Sales date	CONTR_DT	Note
Amount financed	AMT_FINANCED	Note
Payment amount	PMT_AMT	Note
Interest rate	INT	Note
Maturity date	MAT_DATE	Note
Resort Name	Resort name	Note or Closing Document	iii.
Original term to maturity	TERM	Closing Document or Note	iv.
Down payment	DOWN_PAY	Closing Document
Sales price	PURCH_PR	(a) Closing Document, (b) Closing Document and recalculation or (c) System Screen Shots	v.
FICO score	FICO	FICO Reports	vi.

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the state Sample Characteristic for each Sample Timeshare Loan (except for Sample Timeshare Loan Numbers 108, 113, 151, 157, 161, 180, 188 and 196), the Servicer, on behalf of the Depositor, instructed us:

a.	To use the Note as the Source Document and

b.

Not to compare the state Sample Characteristic for Sample Timeshare Loans with a COUNTRY value other than “USA,” as shown on the Updated Preliminary Data File (each, a “Sample Foreign Timeshare Loan”).

For the purpose of comparing the state Sample Characteristic for Sample Timeshare Loan Numbers 108, 113, 151, 157, 161, 180, 188 and 196, the Servicer, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

Exhibit 1 to Attachment A

Notes: (continued)

iii.

For the purpose of comparing the resort name Sample Characteristic for each Sample Timeshare Loan (except for Sample Timeshare Loan Numbers 107 and 190), the Servicer, on behalf of the Depositor, instructed us to:

a.	Use the Closing Document as the Source Document if the information, as shown in the Note, is different than the corresponding information, as shown on the Updated Preliminary Data File, and

b.	Ignore differences due to abbreviations and truncations.

For the purpose of comparing the resort name Sample Characteristic for Sample Timeshare Loan Numbers 107 and 190, the Servicer, on behalf of the Depositor, instructed us to note agreement with a resort name value of “Westgate Cedar Ridge / Loggers Point,” as shown on the Updated Preliminary Data File, if the corresponding resort name value, as shown in the Note, was “Cedar Ridge at the Woods Condominium.”

iv.

For the purpose of comparing the original term to maturity Sample Characteristic for each Sample Timeshare Loan, the Servicer, on behalf of the Depositor, instructed us to use the Note as the Source Document if the information, as shown in the Closing Document, is different than the corresponding information, as shown on the Updated Preliminary Data File.

v.

For the purpose of comparing the sales price Sample Characteristic for each Sample Timeshare Loan (except for Sample Timeshare Loan Number 197), the Servicer, on behalf of the Depositor, instructed us to:

a.	Use the sales price, as shown in the Closing Document, or

b.	Recalculate the sales price if the Closing Document did not contain the sales price by adding the:

(1)	Down payment to

(2)	Amount credited to purchaser’s account with the creditor, both as shown in the Closing Document.

For the purpose of comparing the sales price Sample Characteristic for Sample Timeshare Loan Number 197, the Servicer, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

Exhibit 1 to Attachment A

Notes: (continued)

vi.

For the purpose of comparing the FICO score Sample Characteristic for each Sample Timeshare Loan (except for Sample Timeshare Loan Numbers 43 and 159), the Servicer, on behalf of the Depositor, instructed us to:

a.	Use the:

(1)	Most recent FICO Report, as applicable (and in accordance with the note below), and

(2)	Highest FICO score, as shown in the most recent FICO Report, if the corresponding FICO Report contains more than one FICO score and

and

b.	Not to compare the FICO score Sample Characteristic for the Sample Foreign Timeshare Loans.

For the purpose of comparing the FICO score Sample Characteristic for Sample Timeshare Loan Numbers 43 and 159, the Servicer, on behalf of the Depositor, instructed us to use the highest FICO score, as shown in the FICO Report dated as of 2 May 2019, if the corresponding FICO Report contains more than one FICO score.

We performed no procedures to reconcile any differences that may exist relating to the information on the FICO Reports.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Depositor, described in the notes above.